LONG-TERM INCENTIVE COMPENSATION - Number of Awards, Weighted-average Grant-date Fair Value (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jan. 01, 2022	Jan. 02, 2021	Dec. 28, 2019
Performance Units (PS)
Number of awards
Unvested at January 2, 2021	356,600
Granted at target	73,100
Adjustments for above-target performance	54,300
Vested	(156,100)
Forfeited/cancelled	(5,800)
Unvested at January 1, 2022	322,100	356,600
Fair value	$ 19.2	$ 20.4	$ 25.6
Weighted-average grant-date fair value
Weighted-average grant-date fair value unvested, beginning balance	$ 112.31
Weighted-average grant-date fair value, granted at target	191.86	$ 115.07	$ 104.43
Weighted-average grant-date fair value, adjustment for above-target performance	122.96
Weighted-average grant-date fair value, vested	122.96
Weighted-average grant-date fair value, forfeited/cancelled	132.92
Weighted-average grant-date fair value unvested, ending balance	$ 127.33	$ 112.31
Market-leveraged stock units (MSUs)
Number of awards
Unvested at January 2, 2021	235,900
Granted at target	61,200
Adjustments for above-target performance	62,700
Vested	(160,100)
Forfeited/cancelled	(4,500)
Unvested at January 1, 2022	195,200	235,900
Fair value	$ 17.8	$ 17.6	$ 15.9
Weighted-average grant-date fair value
Weighted-average grant-date fair value unvested, beginning balance	$ 110.89
Weighted-average grant-date fair value, granted at target	216.06	$ 94.55	$ 135.85
Weighted-average grant-date fair value, adjustment for above-target performance	113.24
Weighted-average grant-date fair value, vested	110.99
Weighted-average grant-date fair value, forfeited/cancelled	141.78
Weighted-average grant-date fair value unvested, ending balance	$ 143.16	$ 110.89
Restricted Stock Units (RSUs)
Number of awards
Unvested at January 2, 2021	51,400
Granted at target	11,200
Vested	(26,100)
Forfeited/cancelled	(400)
Unvested at January 1, 2022	36,100	51,400
Fair value	$ 2.7	$ 3.8	$ 4.4
Weighted-average grant-date fair value
Weighted-average grant-date fair value unvested, beginning balance	$ 109.47
Weighted-average grant-date fair value, granted at target	196.26	$ 111.71	$ 107.18
Weighted-average grant-date fair value, vested	104.70
Weighted-average grant-date fair value, forfeited/cancelled	108.44
Weighted-average grant-date fair value unvested, ending balance	$ 139.82	$ 109.47